CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
BALANCE at Jul. 31, 2012	$ (7,875)	$ 6,225	$ 37,275	$ (51,375)
BALANCE, shares at Jul. 31, 2012		62,250,000
Shares issued for conversion of notes payable
Beneficial conversion discount on convertible notes payable	167,075		167,075
Net loss	(517,371)			(517,371)
BALANCE at Jul. 31, 2013	(358,171)	6,225	204,350	(568,746)
BALANCE, shares at Jul. 31, 2013	62,250,000	62,250,000
Shares issued for conversion of notes payable	315,835	1,579	314,256
Shares issued for conversion of notes payable, shares	15,791,774	15,791,774
Beneficial conversion discount on convertible notes payable	1,118,979		1,118,979
Net loss	(1,372,360)			(1,372,360)
BALANCE at Jul. 31, 2014	$ (295,717)	$ 7,804	$ 1,637,585	$ (1,941,106)
BALANCE, shares at Jul. 31, 2014	78,041,774	78,041,774